Document and Entity Information	Aug. 06, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001840776
Document Type	8-K
Document Period End Date	Aug. 06, 2025
Entity Registrant Name	HAGERTY, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40244
Entity Tax Identification Number	86-1213144
Entity Address, Address Line One	121 Drivers Edge
Entity Address, City or Town	Traverse City
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	49684
City Area Code	(800)
Local Phone Number	922-4050
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	HGTY
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false